UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA S&P 500 INDEX FUND - 3RD QUARTER REPORTS - PERIOD ENDED SEPTEMBER 30, 2006

 [LOGO OF USAA]
    USAA(R)

                                 USAA S&P 500
                                       INDEX Fund

                      [GRAPHIC OF USAA S&P 500 INDEX FUND]

                          3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2006

                                                                      (Form N-Q)

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USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              COMMON STOCKS (99.5%)

              CONSUMER DISCRETIONARY (10.1%)
              ------------------------------
              ADVERTISING (0.2%)
   103,900    Interpublic Group of Companies, Inc.*                                                    $    1,028
    42,400    Omnicom Group, Inc.                                                                           3,969
                                                                                                       ----------
                                                                                                            4,997
                                                                                                       ----------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    91,000    Coach, Inc.*                                                                                  3,131
    27,539    Jones Apparel Group, Inc.                                                                       893
    23,700    Liz Claiborne, Inc.                                                                             936
    22,300    VF Corp.                                                                                      1,627
                                                                                                       ----------
                                                                                                            6,587
                                                                                                       ----------
              APPAREL RETAIL (0.3%)
   133,000    Gap, Inc.                                                                                     2,520
    83,900    Limited Brands, Inc.                                                                          2,223
   111,000    TJX Companies, Inc.                                                                           3,111
                                                                                                       ----------
                                                                                                            7,854
                                                                                                       ----------
              AUTO PARTS & EQUIPMENT (0.1%)
    47,400    Johnson Controls, Inc.                                                                        3,400
                                                                                                       ----------
              AUTOMOBILE MANUFACTURERS (0.3%)
   456,900    Ford Motor Co.                                                                                3,696
   139,700    General Motors Corp.                                                                          4,647
                                                                                                       ----------
                                                                                                            8,343
                                                                                                       ----------
              AUTOMOTIVE RETAIL (0.1%)
    38,363    AutoNation, Inc.*                                                                               802
    13,600    AutoZone, Inc.*                                                                               1,405
                                                                                                       ----------
                                                                                                            2,207
                                                                                                       ----------
              BROADCASTING & CABLE TV (1.0%)
   192,900    CBS Corp. "B"                                                                                 5,434
   122,600    Clear Channel Communications, Inc.                                                            3,537
   517,094    Comcast Corp. "A"*                                                                           19,055
    20,900    E.W. Scripps Co. "A"                                                                          1,002
    59,800    Univision Communications, Inc. "A"*                                                           2,053
                                                                                                       ----------
                                                                                                           31,081
                                                                                                       ----------
              CASINOS & GAMING (0.2%)
    47,200    Harrah's Entertainment, Inc.                                                                  3,135
    83,796    International Game Technology, Inc.                                                           3,478
                                                                                                       ----------
                                                                                                            6,613
                                                                                                       ----------
              COMPUTER & ELECTRONICS RETAIL (0.2%)
    99,250    Best Buy Co., Inc.                                                                            5,316
    37,000    Circuit City Stores, Inc.                                                                       929
    32,900    RadioShack Corp.                                                                                635
                                                                                                       ----------
                                                                                                            6,880
                                                                                                       ----------
              CONSUMER ELECTRONICS (0.1%)
    16,200    Harman International Industries, Inc.                                                         1,352
                                                                                                       ----------
              DEPARTMENT STORES (0.7%)
    15,900    Dillard's, Inc. "A"                                                                             521
   132,702    Federated Department Stores, Inc.                                                             5,734
    55,400    J.C. Penney Co., Inc.                                                                         3,789

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USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
    80,900    Kohl's Corp.*                                                                            $    5,252
    54,300    Nordstrom, Inc.                                                                               2,297
    20,585    Sears Holdings Corp.*                                                                         3,254
                                                                                                       ----------
                                                                                                           20,847
                                                                                                       ----------
              DISTRIBUTORS (0.1%)
    41,900    Genuine Parts Co.                                                                             1,807
                                                                                                       ----------
              EDUCATION SERVICES (0.1%)
    35,900    Apollo Group, Inc. "A"*                                                                       1,768
                                                                                                       ----------
              FOOTWEAR (0.1%)
    48,200    NIKE, Inc. "B"                                                                                4,223
                                                                                                       ----------
              GENERAL MERCHANDISE STORES (0.5%)
    26,100    Big Lots, Inc.*                                                                                 517
    76,400    Dollar General Corp.                                                                          1,041
    38,600    Family Dollar Stores, Inc.                                                                    1,129
   212,100    Target Corp.                                                                                 11,719
                                                                                                       ----------
                                                                                                           14,406
                                                                                                       ----------
              HOME FURNISHINGS (0.0%)(c)
    44,600    Leggett & Platt, Inc.                                                                         1,116
                                                                                                       ----------
              HOME IMPROVEMENT RETAIL (1.0%)
   507,200    Home Depot, Inc.                                                                             18,396
   380,300    Lowe's Companies, Inc.                                                                       10,671
    28,300    Sherwin-Williams Co.                                                                          1,579
                                                                                                       ----------
                                                                                                           30,646
                                                                                                       ----------
              HOMEBUILDING (0.2%)
    29,300    Centex Corp.                                                                                  1,542
    66,700    D.R. Horton, Inc.                                                                             1,597
    19,000    KB Home                                                                                         832
    32,800    Lennar Corp. "A"                                                                              1,484
    52,600    Pulte Homes, Inc.                                                                             1,676
                                                                                                       ----------
                                                                                                            7,131
                                                                                                       ----------
              HOMEFURNISHING RETAIL (0.1%)
    72,300    Bed Bath & Beyond, Inc.*                                                                      2,766
                                                                                                       ----------
              HOTELS, RESORTS & CRUISE LINES (0.5%)
   108,200    Carnival Corp.                                                                                5,089
    98,000    Hilton Hotels Corp.                                                                           2,729
    82,800    Marriott International, Inc. "A"                                                              3,199
    54,400    Starwood Hotels & Resorts Worldwide, Inc.                                                     3,111
    50,862    Wyndham Worldwide Corp.*                                                                      1,423
                                                                                                       ----------
                                                                                                           15,551
                                                                                                       ----------
              HOUSEHOLD APPLIANCES (0.2%)
    19,400    Black & Decker Corp.                                                                          1,539
    12,800    Snap-On, Inc.                                                                                   570
    19,800    Stanley Works                                                                                   987
    20,193    Whirlpool Corp.                                                                               1,699
                                                                                                       ----------
                                                                                                            4,795
                                                                                                       ----------

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USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              HOUSEWARES & SPECIALTIES (0.1%)
    35,800    Fortune Brands, Inc.                                                                     $    2,689
    70,500    Newell Rubbermaid, Inc.                                                                       1,997
                                                                                                       ----------
                                                                                                            4,686
                                                                                                       ----------
              INTERNET RETAIL (0.1%)
    75,398    Amazon.com, Inc.*                                                                             2,422
                                                                                                       ----------
              LEISURE PRODUCTS (0.1%)
    22,900    Brunswick Corp.                                                                                 714
    38,800    Hasbro, Inc.                                                                                    883
    93,400    Mattel, Inc.                                                                                  1,840
                                                                                                       ----------
                                                                                                            3,437
                                                                                                       ----------
              MOTORCYCLE MANUFACTURERS (0.1%)
    64,800    Harley-Davidson, Inc.                                                                         4,066
                                                                                                       ----------
              MOVIES & ENTERTAINMENT (1.8%)
   577,300    News Corp. "A"                                                                               11,344
 1,000,000    Time Warner, Inc.                                                                            18,230
   178,400    Viacom, Inc. "B"*                                                                             6,633
   516,421    Walt Disney Co.                                                                              15,962
                                                                                                       ----------
                                                                                                           52,169
                                                                                                       ----------
              PHOTOGRAPHIC PRODUCTS (0.1%)
    71,000    Eastman Kodak Co.                                                                             1,590
                                                                                                       ----------
              PUBLISHING (0.4%)
    14,700    Dow Jones & Co., Inc.                                                                           493
    60,500    Gannett Co., Inc.                                                                             3,438
    89,100    McGraw-Hill Companies, Inc.                                                                   5,171
    11,000    Meredith Corp.                                                                                  543
    34,000    New York Times Co. "A"                                                                          781
    47,100    Tribune Co.                                                                                   1,541
                                                                                                       ----------
                                                                                                           11,967
                                                                                                       ----------
              RESTAURANTS (0.8%)
    33,950    Darden Restaurants, Inc.                                                                      1,442
   303,000    McDonald's Corp.                                                                             11,853
     3,766    Tim Horton's, Inc.                                                                               99
   187,200    Starbucks Corp.*                                                                              6,374
    27,800    Wendy's International, Inc.                                                                     873
    69,200    Yum! Brands, Inc.                                                                             3,602
                                                                                                       ----------
                                                                                                           24,243
                                                                                                       ----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
    80,000    H&R Block, Inc.                                                                               1,739
                                                                                                       ----------
              SPECIALTY STORES (0.3%)
    71,800    Office Depot, Inc.*                                                                           2,850
    18,400    OfficeMax, Inc.                                                                                 750
   184,700    Staples, Inc.                                                                                 4,494
    34,700    Tiffany & Co.                                                                                 1,152
                                                                                                       ----------
                                                                                                            9,246
                                                                                                       ----------
              TIRES & RUBBER (0.0%)(c)
    39,200    Goodyear Tire & Rubber Co.*                                                                     568
                                                                                                       ----------
              Total Consumer Discretionary                                                                300,503
                                                                                                       ----------

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USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              CONSUMER STAPLES (9.5%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
   161,380    Archer-Daniels-Midland Co.                                                               $    6,113
                                                                                                       ----------
              BREWERS (0.3%)
   189,900    Anheuser-Busch Companies, Inc.                                                                9,022
    11,300    Molson Coors Brewing Co. "B"                                                                    779
                                                                                                       ----------
                                                                                                            9,801
                                                                                                       ----------
              DISTILLERS & VINTNERS (0.1%)
    20,900    Brown-Forman Corp. "B"                                                                        1,602
    48,500    Constellation Brands, Inc. "A"*                                                               1,396
                                                                                                       ----------
                                                                                                            2,998
                                                                                                       ----------
              DRUG RETAIL (0.6%)
   200,800    CVS Corp.                                                                                     6,450
   250,600    Walgreen Co.                                                                                 11,124
                                                                                                       ----------
                                                                                                           17,574
                                                                                                       ----------
              FOOD DISTRIBUTORS (0.2%)
   152,800    Sysco Corp.                                                                                   5,111
                                                                                                       ----------
              FOOD RETAIL (0.4%)
   182,000    Kroger Co.                                                                                    4,211
   112,200    Safeway, Inc.                                                                                 3,405
    52,025    SUPERVALU, Inc.                                                                               1,543
    35,900    Whole Foods Market, Inc.                                                                      2,134
                                                                                                       ----------
                                                                                                           11,293
                                                                                                       ----------
              HOUSEHOLD PRODUCTS (2.2%)
    35,700    Clorox Co.                                                                                    2,249
   127,300    Colgate-Palmolive Co.                                                                         7,905
   113,800    Kimberly-Clark Corp.                                                                          7,438
   788,123    Procter & Gamble Co.                                                                         48,848
                                                                                                       ----------
                                                                                                           66,440
                                                                                                       ----------
              HYPERMARKETS & SUPER CENTERS (1.2%)
   115,600    Costco Wholesale Corp.                                                                        5,743
   607,700    Wal-Mart Stores, Inc.(g)                                                                     29,972
                                                                                                       ----------
                                                                                                           35,715
                                                                                                       ----------
              PACKAGED FOODS & MEAT (0.9%)
    54,400    Campbell Soup Co.                                                                             1,986
   122,900    ConAgra Foods, Inc.                                                                           3,008
    33,500    Dean Foods Co.*                                                                               1,408
    87,200    General Mills, Inc.                                                                           4,935
    81,900    H.J. Heinz Co.                                                                                3,434
    45,100    Hershey Co.                                                                                   2,411
    62,900    Kellogg Co.                                                                                   3,115
    31,200    McCormick & Co., Inc.                                                                         1,185
   192,700    Sara Lee Corp.                                                                                3,097
    62,000    Tyson Foods, Inc. "A"                                                                           984
    55,250    Wm. Wrigley Jr. Co.                                                                           2,545
                                                                                                       ----------
                                                                                                           28,108
                                                                                                       ----------
              PERSONAL PRODUCTS (0.2%)
    18,450    Alberto-Culver Co.                                                                              933
   110,300    Avon Products, Inc.                                                                           3,382
    29,700    Estee Lauder Companies, Inc. "A"                                                              1,198
                                                                                                       ----------
                                                                                                            5,513
                                                                                                       ----------

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USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              SOFT DRINKS (1.7%)
   503,500    Coca-Cola Co.                                                                            $   22,496
    74,300    Coca-Cola Enterprises, Inc.                                                                   1,548
    34,300    Pepsi Bottling Group, Inc.                                                                    1,218
   405,600    PepsiCo, Inc.                                                                                26,469
                                                                                                       ----------
                                                                                                           51,731
                                                                                                       ----------
              TOBACCO (1.5%)
   518,600    Altria Group, Inc.                                                                           39,699
    44,000    Reynolds American, Inc.                                                                       2,726
    38,100    UST, Inc.                                                                                     2,089
                                                                                                       ----------
                                                                                                           44,514
                                                                                                       ----------
              Total Consumer Staples                                                                      284,911
                                                                                                       ----------

              ENERGY (9.3%)
              -------------
              COAL & CONSUMABLE FUELS (0.0%)(c)
    45,000    CONSOL Energy, Inc.                                                                           1,428
                                                                                                       ----------
              INTEGRATED OIL & GAS (6.0%)
   543,017    Chevron Corp.                                                                                35,220
   405,608    ConocoPhillips                                                                               24,146
 1,469,100    Exxon Mobil Corp.(g)                                                                         98,577
    58,800    Hess Corp.                                                                                    2,435
    88,520    Marathon Oil Corp.                                                                            6,807
    44,600    Murphy Oil Corp.                                                                              2,121
   212,100    Occidental Petroleum Corp.                                                                   10,204
                                                                                                       ----------
                                                                                                          179,510
                                                                                                       ----------
              OIL & GAS DRILLING (0.4%)
    77,000    Nabors Industries Ltd.*                                                                       2,291
    34,100    Noble Corp.                                                                                   2,189
    27,800    Rowan Companies, Inc.                                                                           879
    77,800    Transocean, Inc.*                                                                             5,697
                                                                                                       ----------
                                                                                                           11,056
                                                                                                       ----------
              OIL & GAS EQUIPMENT & SERVICES (1.4%)
    82,300    Baker Hughes, Inc.                                                                            5,613
    77,200    BJ Services Co.                                                                               2,326
   252,000    Halliburton Co.                                                                               7,169
    43,100    National Oilwell Varco, Inc.*                                                                 2,523
   291,100    Schlumberger Ltd.                                                                            18,057
    49,500    Smith International, Inc.                                                                     1,921
    87,800    Weatherford International Ltd.*                                                               3,663
                                                                                                       ----------
                                                                                                           41,272
                                                                                                       ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.9%)
   113,800    Anadarko Petroleum Corp.                                                                      4,988
    81,700    Apache Corp.                                                                                  5,164
    93,800    Chesapeake Energy Corp.                                                                       2,718
   109,200    Devon Energy Corp.                                                                            6,896
    59,400    EOG Resources, Inc.                                                                           3,864
    89,066    XTO Energy, Inc.                                                                              3,752
                                                                                                       ----------
                                                                                                           27,382
                                                                                                       ----------
              OIL & GAS REFINING & MARKETING (0.3%)
    32,200    Sunoco, Inc.                                                                                  2,002
   151,400    Valero Energy Corp.                                                                           7,793
                                                                                                       ----------
                                                                                                            9,795
                                                                                                       ----------

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USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   168,400    El Paso Corp.                                                                            $    2,297
    27,000    Kinder Morgan, Inc.                                                                           2,831
   144,444    Williams Companies, Inc.                                                                      3,448
                                                                                                       ----------
                                                                                                            8,576
                                                                                                       ----------
              Total Energy                                                                                279,019
                                                                                                       ----------
              FINANCIALS (22.1%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
    61,760    Ameriprise Financial, Inc.                                                                    2,897
   192,900    Bank of New York Co., Inc.                                                                    6,802
    20,800    Federated Investors, Inc. "B"                                                                   703
    40,200    Franklin Resources, Inc.                                                                      4,251
    54,600    Janus Capital Group, Inc.                                                                     1,077
    32,400    Legg Mason, Inc.                                                                              3,268
    98,600    Mellon Financial Corp.                                                                        3,855
    45,600    Northern Trust Corp.(d)                                                                       2,664
    81,700    State Street Corp.                                                                            5,098
    65,000    T. Rowe Price Group, Inc.                                                                     3,110
                                                                                                       ----------
                                                                                                           33,725
                                                                                                       ----------
              CONSUMER FINANCE (0.9%)
   300,100    American Express Co.                                                                         16,829
    74,800    Capital One Financial Corp.                                                                   5,884
   102,900    SLM Corp.                                                                                     5,349
                                                                                                       ----------
                                                                                                           28,062
                                                                                                       ----------
              DIVERSIFIED BANKS (2.3%)
    41,800    Comerica, Inc.                                                                                2,379
   440,900    U.S. Bancorp                                                                                 14,647
   405,428    Wachovia Corp.                                                                               22,623
   828,500    Wells Fargo & Co.                                                                            29,975
                                                                                                       ----------
                                                                                                           69,624
                                                                                                       ----------
              INSURANCE BROKERS (0.2%)
    80,400    Aon Corp.                                                                                     2,723
   133,600    Marsh & McLennan Companies, Inc.                                                              3,761
                                                                                                       ----------
                                                                                                            6,484
                                                                                                       ----------
              INVESTMENT BANKING & BROKERAGE (2.5%)
    29,100    Bear Stearns Companies, Inc.                                                                  4,077
   254,700    Charles Schwab Corp.                                                                          4,559
   106,700    E*TRADE Financial Corp.*                                                                      2,552
   106,600    Goldman Sachs Group, Inc.                                                                    18,034
   132,700    Lehman Brothers Holdings, Inc.                                                                9,801
   219,000    Merrill Lynch & Co., Inc.                                                                    17,130
   263,400    Morgan Stanley                                                                               19,205
                                                                                                       ----------
                                                                                                           75,358
                                                                                                       ----------
              LIFE & HEALTH INSURANCE (1.2%)
   123,300    AFLAC, Inc.                                                                                   5,642
    69,371    Lincoln National Corp.                                                                        4,307
   185,700    MetLife, Inc.                                                                                10,526
    68,800    Principal Financial Group, Inc.                                                               3,734
   122,300    Prudential Financial, Inc.                                                                    9,325
    25,500    Torchmark Corp.                                                                               1,609
    81,100    UnumProvident Corp.                                                                           1,573
                                                                                                       ----------
                                                                                                           36,716
                                                                                                       ----------

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USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE (1.9%)
   640,149    American International Group, Inc.                                                       $   42,416
   109,300    Genworth Financial, Inc. "A"                                                                  3,827
    74,900    Hartford Financial Services Group, Inc.                                                       6,497
   110,100    Loews Corp.                                                                                   4,173
                                                                                                       ----------
                                                                                                           56,913
                                                                                                       ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (5.4%)
 1,119,747    Bank of America Corp.                                                                        59,985
 1,222,000    Citigroup, Inc.(g)                                                                           60,697
   860,329    JPMorgan Chase & Co.                                                                         40,401
                                                                                                       ----------
                                                                                                          161,083
                                                                                                       ----------
              PROPERTY & CASUALTY INSURANCE (1.5%)
    78,700    ACE Ltd.                                                                                      4,307
   158,200    Allstate Corp.                                                                                9,924
    25,900    Ambac Financial Group, Inc.                                                                   2,143
   100,900    Chubb Corp.                                                                                   5,243
    40,479    Cincinnati Financial Corp.                                                                    1,945
    34,800    MBIA, Inc.                                                                                    2,138
   194,000    Progressive Corp.                                                                             4,761
    30,900    Safeco Corp.                                                                                  1,821
   172,107    St. Paul Travelers Companies, Inc.                                                            8,070
    42,700    XL Capital Ltd. "A"                                                                           2,934
                                                                                                       ----------
                                                                                                           43,286
                                                                                                       ----------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
    61,702    Realogy Corp.*                                                                                1,399
                                                                                                       ----------
              REGIONAL BANKS (1.9%)
    84,400    AmSouth Bancorp                                                                               2,451
   131,100    BB&T Corp.                                                                                    5,740
    45,200    Commerce Bancorp, Inc.                                                                        1,659
    29,800    Compass Bancshares, Inc.                                                                      1,698
   136,000    Fifth Third Bancorp                                                                           5,179
    28,700    First Horizon National Corp.                                                                  1,091
    60,900    Huntington Bancshares, Inc.                                                                   1,458
    99,900    KeyCorp                                                                                       3,740
    20,400    M&T Bank Corp.                                                                                2,447
    60,300    Marshall & Ilsley Corp.                                                                       2,905
   145,900    National City Corp.                                                                           5,340
   119,900    North Fork Bancorp, Inc.                                                                      3,434
    71,000    PNC Financial Services Group, Inc.                                                            5,143
   114,783    Regions Financial Corp.                                                                       4,223
    89,800    SunTrust Banks, Inc.                                                                          6,940
    75,900    Synovus Financial Corp.                                                                       2,229
    24,700    Zions Bancorp                                                                                 1,971
                                                                                                       ----------
                                                                                                           57,648
                                                                                                       ----------
              REITs - DIVERSIFIED (0.1%)
    28,900    Vornado Realty Trust                                                                          3,150
                                                                                                       ----------
              REITs - INDUSTRIAL (0.1%)
    60,800    ProLogis                                                                                      3,469
                                                                                                       ----------
              REITs - OFFICE (0.2%)
    28,000    Boston Properties, Inc.                                                                       2,894
    90,500    Equity Office Properties Trust                                                                3,598
                                                                                                       ----------
                                                                                                            6,492
                                                                                                       ----------

8

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==================--------------------------------------------------------------
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                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              REITs - RESIDENTIAL (0.3%)
    25,200    Apartment Investment and Management Co. "A"                                              $    1,371
    51,000    Archstone-Smith Trust                                                                         2,776
    72,100    Equity Residential Properties Trust                                                           3,647
                                                                                                       ----------
                                                                                                            7,794
                                                                                                       ----------
              REITs - RETAIL (0.3%)
    50,800    Kimco Realty Corp.                                                                            2,178
    56,100    Simon Property Group, Inc.                                                                    5,084
                                                                                                       ----------
                                                                                                            7,262
                                                                                                       ----------
              REITs - SPECIALIZED (0.1%)
    40,300    Plum Creek Timber Co., Inc.                                                                   1,372
    25,468    Public Storage, Inc.                                                                          2,190
                                                                                                       ----------
                                                                                                            3,562
                                                                                                       ----------
              SPECIALIZED FINANCE (0.4%)
     8,600    Chicago Mercantile Exchange Holdings, Inc.                                                    4,113
    49,700    CIT Group, Inc.                                                                               2,417
    59,600    Moody's Corp.                                                                                 3,896
                                                                                                       ----------
                                                                                                           10,426
                                                                                                       ----------
              THRIFTS & MORTGAGE FINANCE (1.6%)
   149,298    Countrywide Financial Corp.                                                                   5,231
   240,600    Fannie Mae                                                                                   13,452
   169,500    Freddie Mac                                                                                  11,243
    64,200    Golden West Financial Corp.                                                                   4,960
    21,600    MGIC Investment Corp.                                                                         1,295
    89,198    Sovereign Bancorp, Inc.                                                                       1,919
   241,013    Washington Mutual, Inc.                                                                      10,477
                                                                                                       ----------
                                                                                                           48,577
                                                                                                       ----------
              Total Financials                                                                            661,030
                                                                                                       ----------
              HEALTH CARE (12.6%)
              -------------------
              BIOTECHNOLOGY (1.3%)
   290,448    Amgen, Inc.*                                                                                 20,776
    86,310    Biogen Idec, Inc.*                                                                            3,856
    63,600    Genzyme Corp.*                                                                                4,291
   114,132    Gilead Sciences, Inc.*                                                                        7,841
    61,800    MedImmune, Inc.*                                                                              1,805
                                                                                                       ----------
                                                                                                           38,569
                                                                                                       ----------
              HEALTH CARE DISTRIBUTORS (0.4%)
    47,718    AmerisourceBergen Corp.                                                                       2,157
   100,215    Cardinal Health, Inc.                                                                         6,588
    75,500    McKesson Corp.                                                                                3,980
    33,800    Patterson Companies, Inc.*                                                                    1,136
                                                                                                       ----------
                                                                                                           13,861
                                                                                                       ----------
              HEALTH CARE EQUIPMENT (1.5%)
   159,500    Baxter International, Inc.                                                                    7,251
    61,300    Becton, Dickinson & Co.                                                                       4,332
    61,200    Biomet, Inc.                                                                                  1,970
   294,100    Boston Scientific Corp.*                                                                      4,350
    25,800    C.R. Bard, Inc.                                                                               1,935
    37,460    Hospira, Inc.*                                                                                1,433
   284,000    Medtronic, Inc.                                                                              13,189

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==================--------------------------------------------------------------
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                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
    87,100    St. Jude Medical, Inc.*                                                                  $    3,074
    71,200    Stryker Corp.                                                                                 3,531
    60,000    Zimmer Holdings, Inc.*                                                                        4,050
                                                                                                       ----------
                                                                                                           45,115
                                                                                                       ----------
              HEALTH CARE FACILITIES (0.3%)
   102,940    HCA, Inc.                                                                                     5,136
    60,600    Health Management Associates, Inc. "A"                                                        1,267
    18,200    Manor Care, Inc.                                                                                951
   114,800    Tenet Healthcare Corp.*                                                                         934
                                                                                                       ----------
                                                                                                            8,288
                                                                                                       ----------
              HEALTH CARE SERVICES (0.6%)
   105,500    Caremark Rx, Inc.                                                                             5,979
    34,000    Express Scripts, Inc.*                                                                        2,567
    30,900    Laboratory Corp. of America Holdings*                                                         2,026
    72,583    Medco Health Solutions, Inc.*                                                                 4,363
    39,880    Quest Diagnostics, Inc.                                                                       2,439
                                                                                                       ----------
                                                                                                           17,374
                                                                                                       ----------
              HEALTH CARE SUPPLIES (0.0%)(c)
    13,200    Bausch & Lomb, Inc.                                                                             662
                                                                                                       ----------
              HEALTH CARE TECHNOLOGY (0.0%)(c)
    49,400    IMS Health, Inc.                                                                              1,316
                                                                                                       ----------
              LIFE SCIENCES TOOLS & SERVICES (0.3%)
    45,500    Applera Corp. - Applied Biosystems Group                                                      1,506
    29,700    Fisher Scientific International, Inc.*                                                        2,324
    12,000    Millipore Corp.*                                                                                736
    31,700    PerkinElmer, Inc.                                                                               600
    39,600    Thermo Electron Corp.*                                                                        1,557
    27,600    Waters Corp.*                                                                                 1,250
                                                                                                       ----------
                                                                                                            7,973
                                                                                                       ----------
              MANAGED HEALTH CARE (1.4%)
   135,300    Aetna, Inc.                                                                                   5,351
    27,400    CIGNA Corp.                                                                                   3,187
    39,480    Coventry Health Care, Inc.*                                                                   2,034
    39,800    Humana, Inc.*                                                                                 2,630
   332,000    UnitedHealth Group, Inc.                                                                     16,335
   153,164    WellPoint, Inc.*                                                                             11,801
                                                                                                       ----------
                                                                                                           41,338
                                                                                                       ----------
              PHARMACEUTICALS (6.8%)
   376,700    Abbott Laboratories                                                                          18,293
    36,500    Allergan, Inc.                                                                                4,110
    26,400    Barr Pharmaceuticals, Inc.*                                                                   1,371
   486,800    Bristol-Myers Squibb Co.                                                                     12,131
   244,800    Eli Lilly and Co.                                                                            13,954
    80,500    Forest Laboratories, Inc.*                                                                    4,074
   722,700    Johnson & Johnson                                                                            46,932
    63,000    King Pharmaceuticals, Inc.*                                                                   1,073
   535,400    Merck & Co., Inc.                                                                            22,433
    54,600    Mylan Laboratories, Inc.                                                                      1,099
 1,803,120    Pfizer, Inc.(g)                                                                              51,137
   366,100    Schering-Plough Corp.                                                                         8,087

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                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
    24,300    Watson Pharmaceuticals, Inc.*                                                            $      636
   330,700    Wyeth                                                                                        16,813
                                                                                                       ----------
                                                                                                          202,143
                                                                                                       ----------
              Total Health Care                                                                           376,639
                                                                                                       ----------
              INDUSTRIALS (10.9%)
              -------------------
              AEROSPACE & DEFENSE (2.4%)
   196,000    Boeing Co.                                                                                   15,455
    98,600    General Dynamics Corp.                                                                        7,067
    29,900    Goodrich Corp.                                                                                1,212
   203,300    Honeywell International, Inc.                                                                 8,315
    29,100    L-3 Communications Holdings, Inc.                                                             2,279
    89,300    Lockheed Martin Corp.                                                                         7,685
    87,606    Northrop Grumman Corp.                                                                        5,963
   110,800    Raytheon Co.                                                                                  5,319
    40,700    Rockwell Collins, Inc.                                                                        2,232
   249,900    United Technologies Corp.                                                                    15,831
                                                                                                       ----------
                                                                                                           71,358
                                                                                                       ----------
              AIR FREIGHT & LOGISTICS (0.9%)
    75,000    FedEx Corp.                                                                                   8,151
   267,400    United Parcel Service, Inc. "B"                                                              19,237
                                                                                                       ----------
                                                                                                           27,388
                                                                                                       ----------
              AIRLINES (0.1%)
   192,100    Southwest Airlines Co.                                                                        3,200
                                                                                                       ----------
              BUILDING PRODUCTS (0.1%)
    43,200    American Standard Companies, Inc.                                                             1,813
    98,300    Masco Corp.                                                                                   2,695
                                                                                                       ----------
                                                                                                            4,508
                                                                                                       ----------
              COMMERCIAL PRINTING (0.1%)
    53,900    R.R. Donnelley & Sons Co.                                                                     1,777
                                                                                                       ----------
              CONSTRUCTION & ENGINEERING (0.1%)
    20,800    Fluor Corp.                                                                                   1,599
                                                                                                       ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
   162,000    Caterpillar, Inc.                                                                            10,660
    12,500    Cummins, Inc.                                                                                 1,490
    57,100    Deere & Co.                                                                                   4,791
    17,600    Navistar International Corp.*                                                                   454
    61,600    PACCAR, Inc.                                                                                  3,513
                                                                                                       ----------
                                                                                                           20,908
                                                                                                       ----------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.1%)
    33,900    Cintas Corp.                                                                                  1,384
    31,400    Equifax, Inc.                                                                                 1,153
                                                                                                       ----------
                                                                                                            2,537
                                                                                                       ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    41,900    American Power Conversion Corp.                                                                 920
    22,700    Cooper Industries Ltd. "A"                                                                    1,934
   100,800    Emerson Electric Co.                                                                          8,453
    42,900    Rockwell Automation, Inc.                                                                     2,493
                                                                                                       ----------
                                                                                                           13,800
                                                                                                       ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    57,800    Allied Waste Industries, Inc.*                                                           $      651
   133,900    Waste Management, Inc.                                                                        4,912
                                                                                                       ----------
                                                                                                            5,563
                                                                                                       ----------
              HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
    31,000    Monster Worldwide, Inc.*                                                                      1,122
    41,600    Robert Half International, Inc.                                                               1,413
                                                                                                       ----------
                                                                                                            2,535
                                                                                                       ----------
              INDUSTRIAL CONGLOMERATES (4.0%)
   184,800    3M Co.                                                                                       13,753
 2,550,600    General Electric Co.(g)                                                                      90,036
    32,200    Textron, Inc.                                                                                 2,818
   494,800    Tyco International Ltd.                                                                      13,849
                                                                                                       ----------
                                                                                                          120,456
                                                                                                       ----------
              INDUSTRIAL MACHINERY (0.7%)
    58,400    Danaher Corp.                                                                                 4,010
    48,200    Dover Corp.                                                                                   2,287
    35,900    Eaton Corp.                                                                                   2,472
   101,700    Illinois Tool Works, Inc.                                                                     4,566
    79,500    Ingersoll-Rand Co. Ltd. "A"                                                                   3,019
    45,000    ITT Industries, Inc.                                                                          2,307
    28,100    Pall Corp.                                                                                      866
    30,000    Parker-Hannifin Corp.                                                                         2,332
                                                                                                       ----------
                                                                                                           21,859
                                                                                                       ----------
              OFFICE SERVICES & SUPPLIES (0.1%)
    25,400    Avery Dennison Corp.                                                                          1,529
    55,200    Pitney Bowes, Inc.                                                                            2,449
                                                                                                       ----------
                                                                                                            3,978
                                                                                                       ----------
              RAILROADS (0.7%)
    91,500    Burlington Northern Santa Fe Corp.                                                            6,720
   112,100    CSX Corp.                                                                                     3,680
   102,100    Norfolk Southern Corp.                                                                        4,498
    65,400    Union Pacific Corp.                                                                           5,755
                                                                                                       ----------
                                                                                                           20,653
                                                                                                       ----------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
    20,500    W.W. Grainger, Inc.                                                                           1,374
                                                                                                       ----------
              TRUCKING (0.0%)(c)
    15,000    Ryder System, Inc.                                                                              775
                                                                                                       ----------
              Total Industrials                                                                           324,268
                                                                                                       ----------
              INFORMATION TECHNOLOGY (15.2%)
              ------------------------------
              APPLICATION SOFTWARE (0.4%)
   144,900    Adobe Systems, Inc.*                                                                          5,426
    56,600    Autodesk, Inc.*                                                                               1,969
    46,600    Citrix Systems, Inc.*                                                                         1,687
    91,400    Compuware Corp.*                                                                                712
    87,000    Intuit, Inc.*                                                                                 2,792
    28,480    Parametric Technology Corp.*                                                                    497
                                                                                                       ----------
                                                                                                           13,083
                                                                                                       ----------

12

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              COMMUNICATIONS EQUIPMENT (2.9%)
    31,500    ADC Telecommunications, Inc.*                                                            $      473
   116,472    Avaya, Inc.*                                                                                  1,332
    21,843    Ciena Corp.*                                                                                    595
 1,505,900    Cisco Systems, Inc.*                                                                         34,636
    49,600    Comverse Technology, Inc.*                                                                    1,063
   387,400    Corning, Inc.*                                                                                9,456
   431,400    JDS Uniphase Corp.*                                                                             945
   138,800    Juniper Networks, Inc.*                                                                       2,398
 1,124,800    Lucent Technologies, Inc.*                                                                    2,632
   605,300    Motorola, Inc.                                                                               15,133
   408,000    QUALCOMM, Inc.                                                                               14,831
   114,500    Tellabs, Inc.*                                                                                1,255
                                                                                                       ----------
                                                                                                           84,749
                                                                                                       ----------
              COMPUTER HARDWARE (3.0%)
   209,300    Apple Computer, Inc.*                                                                        16,122
   557,400    Dell, Inc.*                                                                                  12,731
   676,711    Hewlett-Packard Co.                                                                          24,829
   376,000    International Business Machines Corp.                                                        30,810
    46,000    NCR Corp.*                                                                                    1,816
   862,400    Sun Microsystems, Inc.*                                                                       4,286
                                                                                                       ----------
                                                                                                           90,594
                                                                                                       ----------
              COMPUTER STORAGE & PERIPHERALS (0.5%)
   567,900    EMC Corp.*                                                                                    6,803
    24,800    Lexmark International, Inc. "A"*                                                              1,430
    90,700    Network Appliance, Inc.*                                                                      3,357
    42,200    QLogic Corp.*                                                                                   798
    48,900    SanDisk Corp.*                                                                                2,618
                                                                                                       ----------
                                                                                                           15,006
                                                                                                       ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
    29,300    Affiliated Computer Services, Inc. "A"*                                                       1,519
   137,300    Automatic Data Processing, Inc.                                                               6,500
    42,400    Computer Sciences Corp.*                                                                      2,083
    34,300    Convergys Corp.*                                                                                708
   127,200    Electronic Data Systems Corp.                                                                 3,119
   189,112    First Data Corp.                                                                              7,943
    45,400    Fiserv, Inc.*                                                                                 2,138
    81,800    Paychex, Inc.                                                                                 3,014
    31,600    Sabre Holdings Corp. "A"                                                                        739
                                                                                                       ----------
                                                                                                           27,763
                                                                                                       ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.2%)
   103,200    Agilent Technologies, Inc.*                                                                   3,374
    59,300    Symbol Technologies, Inc.                                                                       881
    18,700    Tektronix, Inc.                                                                                 541
                                                                                                       ----------
                                                                                                            4,796
                                                                                                       ----------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
    44,000    Jabil Circuit, Inc.                                                                           1,257
    35,500    Molex, Inc.                                                                                   1,384
   123,300    Sanmina-SCI Corp.*                                                                              461
   233,100    Solectron Corp.*                                                                                760
                                                                                                       ----------
                                                                                                            3,862
                                                                                                       ----------
              HOME ENTERTAINMENT SOFTWARE (0.2%)
    74,900    Electronic Arts, Inc.*                                                                        4,170
                                                                                                       ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              INTERNET SOFTWARE & SERVICES (1.3%)
   288,600    eBay, Inc.*                                                                              $    8,185
    52,469    Google, Inc. "A"*                                                                            21,087
    60,600    VeriSign, Inc.*                                                                               1,224
   307,400    Yahoo!, Inc.*                                                                                 7,771
                                                                                                       ----------
                                                                                                           38,267
                                                                                                       ----------
              IT CONSULTING & OTHER SERVICES (0.0%)(c)
    73,600    Unisys Corp.*                                                                                   417
                                                                                                       ----------
              OFFICE ELECTRONICS (0.1%)
   236,300    Xerox Corp.*                                                                                  3,677
                                                                                                       ----------
              SEMICONDUCTOR EQUIPMENT (0.3%)
   343,100    Applied Materials, Inc.                                                                       6,083
    48,500    KLA-Tencor Corp.                                                                              2,157
    34,000    Novellus Systems, Inc.*                                                                         940
    48,300    Teradyne, Inc.*                                                                                 636
                                                                                                       ----------
                                                                                                            9,816
                                                                                                       ----------
              SEMICONDUCTORS (2.4%)
   120,900    Advanced Micro Devices, Inc.*                                                                 3,004
    88,800    Altera Corp.*                                                                                 1,632
    87,200    Analog Devices, Inc.                                                                          2,563
   114,350    Broadcom Corp. "A"*                                                                           3,469
    99,308    Freescale Semiconductor, Inc. "B"*                                                            3,775
 1,425,100    Intel Corp.                                                                                  29,314
    75,200    Linear Technology Corp.                                                                       2,340
    95,900    LSI Logic Corp.*                                                                                788
    79,200    Maxim Integrated Products, Inc.                                                               2,223
   177,300    Micron Technology, Inc.*                                                                      3,085
    73,500    National Semiconductor Corp.                                                                  1,729
    88,400    NVIDIA Corp.*                                                                                 2,616
    56,000    PMC-Sierra, Inc.*                                                                               333
   378,600    Texas Instruments, Inc.                                                                      12,589
    84,000    Xilinx, Inc.                                                                                  1,844
                                                                                                       ----------
                                                                                                           71,304
                                                                                                       ----------
              SYSTEMS SOFTWARE (2.9%)
    51,300    BMC Software, Inc.*                                                                           1,396
   112,500    CA, Inc.                                                                                      2,665
 2,130,110    Microsoft Corp.                                                                              58,216
    84,500    Novell, Inc.*                                                                                   517
   992,300    Oracle Corp.*                                                                                17,604
   245,389    Symantec Corp.*                                                                               5,222
                                                                                                       ----------
                                                                                                           85,620
                                                                                                       ----------
              Total Information Technology                                                                453,124
                                                                                                       ----------
              MATERIALS (2.9%)
              ----------------
              ALUMINUM (0.2%)
   214,200    Alcoa, Inc.                                                                                   6,006
                                                                                                       ----------
              CONSTRUCTION MATERIALS (0.1%)
    24,800    Vulcan Materials Co.                                                                          1,941
                                                                                                       ----------

14

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              DIVERSIFIED CHEMICALS (0.8%)
    17,000    Ashland, Inc.                                                                            $    1,084
   239,200    Dow Chemical Co.                                                                              9,324
   225,500    E.I. du Pont de Nemours & Co.                                                                 9,660
    19,300    Eastman Chemical Co.                                                                          1,043
    24,800    Hercules, Inc.*                                                                                 391
    39,800    PPG Industries, Inc.                                                                          2,670
                                                                                                       ----------
                                                                                                           24,172
                                                                                                       ----------
              DIVERSIFIED METALS & MINING (0.1%)
    49,900    Phelps Dodge Corp.                                                                            4,226
                                                                                                       ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
   132,822    Monsanto Co.                                                                                  6,244
                                                                                                       ----------
              FOREST PRODUCTS (0.1%)
    28,700    Louisiana-Pacific Corp.                                                                         539
    61,500    Weyerhaeuser Co.                                                                              3,784
                                                                                                       ----------
                                                                                                            4,323
                                                                                                       ----------
              GOLD (0.3%)
    49,600    Freeport-McMoRan Copper & Gold, Inc. "B"                                                      2,642
   112,800    Newmont Mining Corp.                                                                          4,822
                                                                                                       ----------
                                                                                                            7,464
                                                                                                       ----------
              INDUSTRIAL GASES (0.3%)
    52,900    Air Products & Chemicals, Inc.                                                                3,511
    78,800    Praxair, Inc.                                                                                 4,662
                                                                                                       ----------
                                                                                                            8,173
                                                                                                       ----------
              METAL & GLASS CONTAINERS (0.1%)
    27,000    Ball Corp.                                                                                    1,092
    32,800    Pactiv Corp.*                                                                                   932
                                                                                                       ----------
                                                                                                            2,024
                                                                                                       ----------
              PAPER PACKAGING (0.1%)
    23,800    Bemis Co., Inc.                                                                                 782
    20,600    Sealed Air Corp.                                                                              1,115
    28,700    Temple-Inland, Inc.                                                                           1,151
                                                                                                       ----------
                                                                                                            3,048
                                                                                                       ----------
              PAPER PRODUCTS (0.2%)
   115,520    International Paper Co.                                                                       4,000
    40,311    MeadWestVaco Corp.                                                                            1,069
                                                                                                       ----------
                                                                                                            5,069
                                                                                                       ----------
              SPECIALTY CHEMICALS (0.2%)
    45,600    Ecolab, Inc.                                                                                  1,953
    20,500    International Flavors & Fragrances, Inc.                                                        810
    36,000    Rohm & Haas Co.                                                                               1,705
    16,800    Sigma-Aldrich Corp.                                                                           1,271
                                                                                                       ----------
                                                                                                            5,739
                                                                                                       ----------
              STEEL (0.2%)
    25,500    Allegheny Technologies, Inc.                                                                  1,586
    76,200    Nucor Corp.                                                                                   3,771
    30,100    United States Steel Corp.                                                                     1,736
                                                                                                       ----------
                                                                                                            7,093
                                                                                                       ----------
              Total Materials                                                                              85,522
                                                                                                       ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (3.5%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (2.9%)
   959,766    AT&T, Inc.                                                                               $   31,250
   446,400    BellSouth Corp.                                                                              19,084
    28,700    CenturyTel, Inc.                                                                              1,139
    79,300    Citizens Communications Co.                                                                   1,113
    36,421    Embarq Corp.                                                                                  1,762
   390,800    Qwest Communications International, Inc.*                                                     3,408
   716,360    Verizon Communications, Inc.                                                                 26,598
   116,031    Windstream Corp.                                                                              1,530
                                                                                                       ----------
                                                                                                           85,884
                                                                                                       ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    97,500    ALLTEL Corp.                                                                                  5,411
   741,139    Sprint Nextel Corp.                                                                          12,711
                                                                                                       ----------
                                                                                                           18,122
                                                                                                       ----------
              Total Telecommunication Services                                                            104,006
                                                                                                       ----------
              UTILITIES (3.4%)
              ----------------
              ELECTRIC UTILITIES (1.5%)
    38,900    Allegheny Energy, Inc.*                                                                       1,563
    97,000    American Electric Power Co., Inc.                                                             3,528
    79,800    Edison International                                                                          3,323
    51,200    Entergy Corp.                                                                                 4,005
   167,600    Exelon Corp.                                                                                 10,146
    80,750    FirstEnergy Corp.                                                                             4,511
    97,100    FPL Group, Inc.                                                                               4,370
    24,700    Pinnacle West Capital Corp.                                                                   1,113
    93,100    PPL Corp.                                                                                     3,063
    62,100    Progress Energy, Inc.                                                                         2,818
   187,100    Southern Co.                                                                                  6,447
                                                                                                       ----------
                                                                                                           44,887
                                                                                                       ----------
              GAS UTILITIES (0.0%)(c)
    12,400    NICOR, Inc.                                                                                     530
     6,166    Peoples Energy Corp.                                                                            251
                                                                                                       ----------
                                                                                                              781
                                                                                                       ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
   165,900    AES Corp.*                                                                                    3,383
    43,500    Constellation Energy Group, Inc.                                                              2,575
   101,021    Dynegy, Inc. "A"*                                                                               560
   115,300    TXU Corp.                                                                                     7,208
                                                                                                       ----------
                                                                                                           13,726
                                                                                                       ----------
              MULTI-UTILITIES (1.4%)
    49,400    Ameren Corp.                                                                                  2,608
    82,400    CenterPoint Energy, Inc.                                                                      1,180
    54,800    CMS Energy Corp.*                                                                               791
    60,400    Consolidated Edison, Inc.                                                                     2,791
    88,800    Dominion Resources, Inc.                                                                      6,792
    40,400    DTE Energy Co.                                                                                1,677
   306,680    Duke Energy Corp.                                                                             9,262
    46,400    Keyspan Corp.                                                                                 1,909
    65,600    NiSource, Inc.                                                                                1,426
    88,700    PG&E Corp.                                                                                    3,694

16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
    63,900    Public Service Enterprise Group, Inc.                                                    $    3,910
    67,100    Sempra Energy                                                                                 3,372
    51,000    TECO Energy, Inc.                                                                               798
    99,900    Xcel Energy, Inc.                                                                             2,063
                                                                                                       ----------
                                                                                                           42,273
                                                                                                       ----------
              Total Utilities                                                                             101,667
                                                                                                       ----------
              Total Common Stocks (cost: $2,378,139)                                                    2,970,689
                                                                                                       ----------

              MONEY MARKET INSTRUMENTS (0.5%)

              MONEY MARKET FUND (0.4%)
11,437,092    Northern Institutional Funds - Diversified Assets Portfolio, 4.97%(a),(e)                    11,437
                                                                                                       ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
              OTHER (0.1%)
    $3,350    U.S. Treasury Bill, 4.89%, 2/22/2007(b),(f)                                                   3,285
                                                                                                       ----------
              Total Money Market Instruments (cost: $14,722)                                               14,722
                                                                                                       ----------

              TOTAL INVESTMENTS (COST: $2,392,861)                                                     $2,985,411
                                                                                                       ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act.

         The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

         A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

             3.  Futures contracts are valued at the last quoted sales price.

             4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             5. Repurchase agreements are valued at cost, which approximates market value.

             6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially

18

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           to Portfolio of INVESTMENTS
           (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                 from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of September 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2006, were $807,620,000 and $215,070,000 respectively, resulting in net unrealized appreciation of $592,550,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,986,997,000 at September 30, 2006, and, in total, may not equal 100%.

         D. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

         E.  REIT - Real estate investment trust

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rate represents the money market fund annualized seven-day yield at September 30, 2006.

         (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

         (c) Represents less than 0.1% of net assets.

         (d) Northern Trust Corp. is the parent to Northern Trust Investments, N.A. (NTI), which is the subadviser of the Fund.

         (e) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

         (f) Security with a value of $3,285,000 is segregated as collateral for initial margin requirements on open futures contracts.

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         (g) Security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2006, as shown in the following table:

                                                                                    MARKET        UNREALIZED
    TYPE OF FUTURE                EXPIRATION       CONTRACTS     POSITION           VALUE        APPRECIATION
-------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures          December 14, 2006      53           Long          $17,827,000       $217,000

         * Non-income producing security for the 12 months preceding September 30, 2006.

20

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

                    DIRECTORS     Christopher W. Claus
                                  Barbara B. Dreeben
                                  Robert L. Mason, Ph.D.
                                  Michael F. Reimherr
                                  Richard A. Zucker

               ADMINISTRATOR,     USAA Investment Management Company
          INVESTMENT ADVISER,     P.O. Box 659453
                 UNDERWRITER,     San Antonio, Texas 78265-9825
              AND DISTRIBUTOR

               TRANSFER AGENT     USAA Shareholder Account Services
                                  9800 Fredericksburg Road
                                  San Antonio, Texas 78288

                CUSTODIAN AND     The Northern Trust Company
             ACCOUNTING AGENT     50 S. LaSalle St.
                                  Chicago, Illinois 60675

                  INDEPENDENT     Ernst & Young LLP
            REGISTERED PUBLIC     100 West Houston St., Suite 1800
              ACCOUNTING FIRM     San Antonio, Texas 78205

                    TELEPHONE     Call toll free - Central time
             ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                  Saturday, 8:30 a.m. to 5 p.m.

               FOR ADDITIONAL     (800) 531-8181
            INFORMATION ABOUT     For account servicing, exchanges,
                 MUTUAL FUNDS     or redemptions (800) 531-8448

              RECORDED MUTUAL     24-hour service (from any phone)
            FUND PRICE QUOTES     (800) 531-8066

            USAA SELF-SERVICE     For account balance, last transaction, fund
             TELEPHONE SYSTEM     prices, or to exchange or redeem fund shares
                                  (800) 531-8777

              INTERNET ACCESS     USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                               Recycled
                                                                 Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48414-1106                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Quarter Ended September 30, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    NOVEMBER 20, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    NOVEMBER 17, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    NOVEMBER 20, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.